(Loss) Earnings Per Share (Details) - USD ($)	Aug. 18, 2023	May 11, 2022
(Loss) Earnings Per Share [Line Items]
Preferred shares value (in Dollars)		$ 3,000,000
Redeemable Convertible Preferred Stock [Member]
(Loss) Earnings Per Share [Line Items]
Convertible redeemable preferred shares		15,750
Share price (in Dollars per share)		$ 190.4762
Common Stock [Member] | Redeemable Convertible Preferred Stock [Member]
(Loss) Earnings Per Share [Line Items]
Convertible redeemable preferred shares	582,924